Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers	12 Months Ended
Jul. 31, 2025
Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers [Abstract]
Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers

3. Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers
The following table summarizes our cash and cash equivalents, investments, and funds receivable and amounts held for customers by balance sheet classification at the dates indicated.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Classification on consolidated balance sheets:
Cash and cash equivalents	$2,884	$2,884	$3,609	$3,609
Investments	1,667	1,668	465	465
Funds receivable and amounts held for customers	7,076	7,076	3,921	3,921
Total cash and cash equivalents, investments, and funds receivable and amounts held for customers	$11,627	$11,628	$7,995	$7,995
The following table summarizes our cash and cash equivalents, investments, and relevant portion of funds receivable and amounts held for customers by investment category at the dates indicated. As of July 31, 2025 and July 31, 2024, this excludes $329 million and $281 million, respectively, of funds receivable on our consolidated balance sheets included in funds receivable and amounts held for customers that were not measured and recorded at fair value.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Type of issue:
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$9,481	$9,481	$7,099	$7,099
Available-for-sale debt securities:
Corporate notes	502	502	456	456
U.S. agency securities	1,315	1,316	159	159
Total available-for-sale debt securities	1,817	1,818	615	615
Total cash, cash equivalents, restricted cash, restricted cash equivalents, and investments	$11,298	$11,299	$7,714	$7,714
We include realized gains and losses on our available-for-sale debt securities in interest and other income, net in our consolidated statements of operations. Gross realized gains and losses on our available-for-sale debt securities for the twelve months ended July 31, 2025, 2024, and 2023 were not material.
We accumulate unrealized gains and losses on our available-for-sale debt securities, net of tax, in accumulated other comprehensive income or loss in the stockholders’ equity section of our consolidated balance sheets, except for certain unrealized losses described below. Gross unrealized gains and losses on our available-for-sale debt securities at July 31, 2025 and July 31, 2024 were not material.
For available-for-sale debt securities in an unrealized loss position, we determine whether a credit loss exists. The estimate of the credit loss is determined by considering available information relevant to the collectibility of the security and information about past events, current conditions, and reasonable and supportable forecasts. The allowance for credit loss is recorded to interest and other income, net in our consolidated statements of operations, not to exceed the amount of the unrealized loss. Any excess unrealized loss greater than the allowance for credit loss at a security level is recognized in accumulated other comprehensive income or loss in the stockholders' equity section of our consolidated balance sheets. We determined there were no credit losses related to available-for-sale debt securities as of July 31, 2025 and July 31, 2024. Unrealized losses on available-for-sale debt securities at July 31, 2025 were not material. We do not intend to sell these investments. In addition, it is more likely than not that we will not be required to sell them before recovery of the amortized cost basis, which may be at maturity.
The following table summarizes our available-for-sale debt securities, included in investments and relevant portion of funds receivable and amounts held for customers, classified by the stated maturity date of the security at the dates indicated.

	July 31, 2025		July 31, 2024
(In millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$1,694	$1,694	$517	$516
Due within two years	62	63	55	56
Due within three years	61	61	43	43
Total available-for-sale debt securities	$1,817	$1,818	$615	$615

The following table summarizes our funds receivable and amounts held for customers by asset category at the dates indicated.

(In millions)	July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022
Restricted cash and restricted cash equivalents	$6,597	$3,490	$4	$201
Restricted available-for-sale debt securities and funds receivable	479	431	416	230
Total funds receivable and amounts held for customers	$7,076	$3,921	$420	$431